Issued Capital and Reserves - Movements of Authorized Shares and Shares Issued (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Apr. 25, 2018	Jul. 18, 2017
Disclosure of classes of share capital [line items]
Number of shares issued				1,007,810
Total issued shares	¥ 5,000	¥ 4,000
Increase in share capital	¥ 2,500	¥ 2,000
Trust And Custody Services Bank Ltd [member]
Disclosure of classes of share capital [line items]
Number of shares issued			1,172,332	1,007,810